Related party transactions (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Payables to related parties	$ 200		$ 200
Stock value	7,000
Shares granted	800	$ 1,000
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	100	0
R S Us [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	$ 200	$ 0